Document and Entity Information	Sep. 10, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000719739
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Registrant Name	SVB Financial Group
Entity Incorporation State Country Code	DE
Entity File Number	000-15637
Entity Tax Identification Number	91-1962278
Entity Address, Address Line One	3003 Tasman Drive
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054-1191
City Area Code	(408)
Local Phone Number	654-7400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SIVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false